Net Defined Benefit Liability (Asset) - Summary Of Sensitivity To Actuarial Assumptions Used In The Assessment Of Defined Benefit Obligation (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Discount rate | Increase by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	₩ (146,319)	₩ (161,428)
Discount rate | Decrease by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation due to reasonably possible increase in actuarial assumption	170,529	189,630
Future wage growth rate | Increase by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation due to reasonably possible increase in actuarial assumption	174,546	188,392
Future wage growth rate | Decrease by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	₩ (153,712)	₩ (163,431)